Foreign Currency Amounts	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Foreign Currency Amounts
27	FOREIGN CURRENCY AMOUNTS
The following tables show the amounts of assets and liabilities in foreign currency as of December 31, 2021 and 2020:

Item	12/31/2021					12/31/2020
	Total parent company and local branches	Total per currency				Total
		US dollar	Euro	Real	Other
Assets
Cash and deposits in banks	122,029,652	121,226,437	546,330	22,193	234,692	159,576,341
Debt securities at fair value through profit or loss	1,233,936	1,233,936				8,992
Derivative financial instruments						1,037,832
Other financial assets	5,989,715	5,989,715				7,512,726
Loans and other financing	15,334,766	15,334,766				35,235,600
Other financial institutions						32,050
From the non-financial private sector and foreign residents	15,334,766	15,334,766				35,203,550
Other debt securities	33,870,709	33,870,709				8,890,918
Financial assets delivered as guarantee	2,296,815	2,289,800	7,015			2,750,726
Equity Instruments at fair value through profit or loss	69,998	69,998				17,550

Total assets	180,825,591	180,015,361	553,345	22,193	234,692	215,030,685

Item (contd.)	12/31/2021					12/31/2020
	Total parent company and local branches	Total per currency				Total
		US dollar	Euro	Real	Other
Liabilities
Deposits	96,602,915	96,596,981	5,934			116,376,507
Non-financial government sector	7,676,485	7,676,485				6,337,255
Financial sector	760,577	760,577				866,242
Non-financial private sector and foreign residents	88,165,853	88,159,919	5,934			109,173,010
Liabilities at fair value through profit or loss	126,311	126,311
Other financial liabilities	6,507,517	6,256,573	237,415		13,529	27,847,368
Financing from Central Bank and other financial Institutions	276,681	271,339	5,342			708,843
Subordinated corporate bonds	41,974,169	41,974,169				51,773,419
Other non-financial liabilities	40,431	40,431				30,710

Total liabilities	145,528,024	145,265,804	248,691		13,529	196,736,847